Note Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt outstanding amount	$ 33,469	$ 34,125
Term loan
Debt Instrument [Line Items]
Debt outstanding amount	33,469	34,125	$ 35,000
Less debt issuance costs	(930)	(466)	(600)
Less current portion	(875)	(875)	(875)
Note payable, net	$ 31,664	$ 32,784	$ 33,525